Investment in Affiliates	12 Months Ended
Dec. 31, 2014
Investment in Affiliates
Investment in Affiliates

4. Investment in Affiliates

In 2011, the Group paid RMB100,000,000 ($15,735,900) for a 3.8% equity interest in Shanghai Star Capital Equity Investment Center (“Star Capital”) as a limited partner. The Group’s interest in Star Capital is more than minor and thus is subject to the equity method. In 2013 and 2014, the Group received RMB35,000,000 ($5,740,630) and RMB15,000,000 ($2,455,830) capital return from Star Capital, respectively.

In May 2012, the Group formed a limited partnership, Shanghai Wuling Investment Center (“Wuling Center”) in Shanghai, for the purpose of making equity investments in areas deemed suitable by the general partner. Shanghai Yidezhen Equity Investment Center, a subsidiary of Shanghai E-cheng, acts as Wuling Center’s general partner. The general partner receives annual management fees and carried interest on a success basis. The Group invested RMB15,000,000 ($2,386,440), RMB27,000,000 ($4,428,486) and RMB18,000,000 ($2,946,996) into Wuling Center in 2012, 2013 and 2014 for a total of 6.5% equity interest, respectively. An entity controlled by Mr. Xin Zhou, the Company’s co-chairman and chief executive officer, owned 4.9% equity interest in Wuling Center and is a limited partner. The Wuling Center is not consolidated by the Group as the Group does not control the Wuling Center given the unrelated limited partners have substantive kick-out rights that allow them to remove the general partner without cause with a vote of 50% of the limited partners. The Group’s investments in Wuling Center are accounted for using the equity method as its role as a general partner provides it with significant influence over their operating and financial policies of the investee.

In 2014, the Group formed a limited partnership, Shanghai Shouxin Equity Investment Center (“Shouxin Center”) in Shanghai, for the purpose of making equity investments in areas deemed suitable by the general partner and Shanghai Yidezhao Equity Investment Center, a subsidiary of Shanghai E-cheng, acts as Shouxin Center’s general partner. The general partner will receive annual management fee and carried interest on a success basis. The Group prepaid $2,437,920 (RMB15,000,000) in 2013 into Shouxin Center for a 13.0% equity interest. Shouxin Center did not finalize its registration until 2014. Yidezhao’s related parties, E-House Shengyuan Equity Investment Center (“Shengyuan Center”) and E-House Shengquan Equity Investment Center (“Shenquan Center”) own 41.6% and 28.0% equity interest in Shouxin Center respectively, as limited partners. Shenyuan Center is the deemed the primary beneficiary of Shouxin Center given the substantive participating rights held by Shenyuan Center in certain financial and operating decisions of the limited partnership in the ordinary course of business, and the biggest equity holding in the limited partnership in the related party group. As such, the Group does not consolidate Shouxin Center. The Group’s investments in Shouxin Center are accounted for using the equity method as its role as a general partner provides it with significant influence over the operating and financial policies of the investees. The Group records its income (loss) from this investment one quarter in arrears to enable it to have more time to collect and analyze the investments’ results. In August 2014, the Group disposed of 12.2% equity interest for a total consideration of $2,287,950, of which 4.8% was transferred to an unrelated third party investor, and 7.4% was transferred to two employees of the Group. The unit price transferred to each individual was the same. The equity interests were transferred at book value, which approximated fair value at the time as the entity was just established with no material change in fair value. Therefore, no gain or loss was recognized from the disposal. The Group continues to account for the remaining 0.9% equity interest using equity method of accounting.

In 2014, the Group formed a limited partnership, Shanghai Muxin Equity Investment Center (“Muxin Center”) in Shanghai, for the purpose of making equity investments in areas deemed suitable by the general partner and Shanghai Yidezhao Equity Investment Center, a subsidiary of Shanghai E-Cheng, acts as Muxin Center’s general partner. The general partner will receive annual management fee and carried interest on a success basis. The Group prepaid $4,085,625 (RMB25,000,000) in 2013 into Muxin Center for a 23.4% equity interest. Muxin Center did not finalize its registration until 2014. The Group was not the deemed the primary beneficiary of Muxin Center. As such, the Group does not consolidate Muxin Center. The Group’s investments in Muxin Center are accounted for using the equity method as its role as a general partner provides it with significant influence over the operating and financial policies of the investees.

In January 2014, the Group paid $4,085,625 (RMB25,000,000) for a 21.0% equity interest in Hangzhou Kuyue Technology Limited (“Hangzhou Kuyue”), for the purpose of obtaining the mobile platform to operate the community value-added business. The Group’s interest in Hangzhou Kuyue is accounted for using equity method of accounting as the group can exercise significant influence over the operating and financial policies of the investee. In November 2014, the Group signed the agreement to acquire Hangzhou Kuyue as a wholly-owned subsidiary to integrate the internet resources in order to create leading Community Integration Information Service Platform. The consideration for the further 79.0% equity interest was $15,607,088 (RMB 95,500,000), of which $5,066,175 (RMB31,000,000) was paid in December 2014. The prepayment was recorded as other non-current assets in the consolidated balance sheet. The transaction was still in process as of December 31, 2014.